LOANS (Details 5) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 731,266	$ 652,052	$ 606,766
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	127,899	99,788
Commercial and Industrial [Member] | Risk Rating 1 Minimal Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,263	1,004
Commercial and Industrial [Member] | Risk Rating 2 Modest Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,633	3,908
Commercial and Industrial [Member] | Risk Rating 3 Average Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	54,952	47,047
Commercial and Industrial [Member] | Risk Rating 4 Acceptable Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	60,922	42,116
Commercial and Industrial [Member] | Risk Rating 5 Pass / Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 4,793	$ 3,143
Commercial and Industrial [Member] | Risk Rating 6 Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 336	$ 2,570
Commercial and Industrial [Member] | Risk Rating 8 Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Non Farm, Non Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 161,009	$ 163,461
Non Farm, Non Residential Real Estate [Member] | Risk Rating 1 Minimal Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	312	466
Non Farm, Non Residential Real Estate [Member] | Risk Rating 2 Modest Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	295	314
Non Farm, Non Residential Real Estate [Member] | Risk Rating 3 Average Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	43,253	46,784
Non Farm, Non Residential Real Estate [Member] | Risk Rating 4 Acceptable Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	105,014	101,809
Non Farm, Non Residential Real Estate [Member] | Risk Rating 5 Pass / Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	11,532	9,763
Non Farm, Non Residential Real Estate [Member] | Risk Rating 6 Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	108	958
Non Farm, Non Residential Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 495	$ 3,367
Non Farm, Non Residential Real Estate [Member] | Risk Rating 8 Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Construction and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 51,330	$ 50,424
Construction and Development [Member] | Risk Rating 1 Minimal Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Construction and Development [Member] | Risk Rating 2 Modest Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Construction and Development [Member] | Risk Rating 3 Average Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 9,328	$ 18,903
Construction and Development [Member] | Risk Rating 4 Acceptable Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	40,604	29,808
Construction and Development [Member] | Risk Rating 5 Pass / Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 1,398	$ 1,713
Construction and Development [Member] | Risk Rating 6 Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Construction and Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Construction and Development [Member] | Risk Rating 8 Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Commercial Loans Secured By Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 28,091	$ 27,937
Commercial Loans Secured By Real Estate [Member] | Risk Rating 1 Minimal Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 103	$ 113
Commercial Loans Secured By Real Estate [Member] | Risk Rating 2 Modest Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Commercial Loans Secured By Real Estate [Member] | Risk Rating 3 Average Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 2,529	$ 4,700
Commercial Loans Secured By Real Estate [Member] | Risk Rating 4 Acceptable Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	24,895	21,682
Commercial Loans Secured By Real Estate [Member] | Risk Rating 5 Pass / Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 471	$ 1,115
Commercial Loans Secured By Real Estate [Member] | Risk Rating 6 Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Commercial Loans Secured By Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 93	$ 327
Commercial Loans Secured By Real Estate [Member] | Risk Rating 8 Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Other Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 60,325	$ 41,185
Other Commercial [Member] | Risk Rating 1 Minimal Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	77	1
Other Commercial [Member] | Risk Rating 2 Modest Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	49,017	30,408
Other Commercial [Member] | Risk Rating 3 Average Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,004	5,712
Other Commercial [Member] | Risk Rating 4 Acceptable Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 5,066	$ 3,802
Other Commercial [Member] | Risk Rating 5 Pass / Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Other Commercial [Member] | Risk Rating 6 Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 161	$ 170
Other Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		$ 1,092
Other Commercial [Member] | Risk Rating 8 Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 428,654	$ 382,795	$ 354,375
Commercial [Member] | Risk Rating 1 Minimal Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	77	1,584
Commercial [Member] | Risk Rating 2 Modest Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	49,017	34,630
Commercial [Member] | Risk Rating 3 Average Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,004	123,146
Commercial [Member] | Risk Rating 4 Acceptable Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 5,066	199,217
Commercial [Member] | Risk Rating 5 Pass / Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		15,734
Commercial [Member] | Risk Rating 6 Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 161	1,128
Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		$ 7,356
Commercial [Member] | Risk Rating 8 Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 9,914	$ 9,536
Consumer Loans [Member] | Risk Rating 1 Minimal Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,755
Consumer Loans [Member] | Risk Rating 2 Modest Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	54,945
Consumer Loans [Member] | Risk Rating 3 Average Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	116,066
Consumer Loans [Member] | Risk Rating 4 Acceptable Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	236,501
Consumer Loans [Member] | Risk Rating 5 Pass / Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,194
Consumer Loans [Member] | Risk Rating 6 Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	269
Consumer Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 924
Consumer Loans [Member] | Risk Rating 8 Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Consumer Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 9,896	9,494
Consumer Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	18	42
Single Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	260,254	229,559
Single Family Residential [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	258,216	226,637
Single Family Residential [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,038	2,922
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	32,444	30,162
Other Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	32,388	29,683
Other Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	56	479
Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	302,612	269,257
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	300,500	265,814
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 2,112	$ 3,443